Related party transactions - Lease Agreements - Summary (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease Transactions
Depreciation		€ 700,671	€ 746,471	€ 690,476
Interest expense		148,789	151,317	143,160
Leases balances
Right-of-use asset	€ 4,187,126	3,671,241	4,187,126
Lease Agreements
Lease Transactions
Depreciation		25,555	22,351	21,585
Interest expense		2,586	1,572	1,753
Lease expense		291	259	1,692
Leases balances
Right-of-use asset	151,372	131,243	151,372
Lease liability	153,703	133,575	153,703
Fresenius SE | Lease Agreements
Lease Transactions
Depreciation		7,738	8,395	7,876
Interest expense		1,148	524	661
Lease expense		291	259	1,654
Leases balances
Right-of-use asset	38,688	29,214	38,688
Lease liability	39,626	29,017	39,626
Fresenius SE affiliates | Lease Agreements
Lease Transactions
Depreciation		17,817	13,956	13,709
Interest expense		1,438	1,048	1,092
Lease expense				€ 38
Leases balances
Right-of-use asset	112,684	102,029	112,684
Lease liability	114,077	€ 104,558	€ 114,077
One Company of Fresenius SE Companies | Lease Agreements
Leases balances
Consideration for building and other assets sold	€ 31,315
Lease term of buildings	10 years